Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of other provisions [abstract]
Schedule of Provisions For Post Sales Client Support and Other Provisions

Provision for post sales client support and other provisions:

	(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Post sales client support and other provisions	155	215
Provision pertaining to settlement (refer to note 2.6.2)	18	—
Total provisions	173	215

Summary of Movement in the Provision for Post Sales Client Support and Other Provisions

The movement in the provision for post sales client support and other provisions is as follows:

(Dollars in millions)
Year ended March 31,
2025
Balance at the beginning	215
Translation differences	—
Provision recognized / (reversed)	20
Provision utilized	(80)
Balance at the end	155